SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total	$ 18,867,577	$ 18,234,463
Less: accumulated depreciation	(13,655,996)	(12,564,247)
Property, equipment and software, net	5,211,581	5,670,216
Office Building [Member]
Property, Plant, and Equipment [Line Items]
Total	4,114,534	3,997,682
Electronic Equipment Furniture And Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total	4,141,384	3,925,955
Media Display Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total	971,453	943,864
Purchased Software [Member]
Property, Plant, and Equipment [Line Items]
Total	9,628,645	9,355,192
Motor Vehicle [Member]
Property, Plant, and Equipment [Line Items]
Total	$ 11,561	$ 11,770